Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 25.7%
Advance Auto Parts, Inc.	1,916	$291,768
Amazon.com, Inc. (a)	3,126	322,384
Aptiv PLC (a)	2,995	338,705
AutoZone, Inc. (a)	117	285,345
Bath & Body Works, Inc. (b)	6,608	304,034
Best Buy Co., Inc.	3,423	303,689
Booking Holdings, Inc. (a)	141	343,208
BorgWarner, Inc.	6,913	326,847
Caesars Entertainment, Inc. (a)	5,775	300,647
CarMax, Inc. (a)(b)	4,254	299,694
Carnival Corp. (a)(b)	31,539	341,252
Chipotle Mexican Grill, Inc. (a)	185	304,580
Darden Restaurants, Inc.	1,964	290,613
Dollar General Corp.	1,128	263,501
Dollar Tree, Inc. (a)	1,930	289,847
Domino's Pizza, Inc. (b)	764	269,692
DR Horton, Inc.	3,277	323,407
eBay, Inc. (b)	6,379	315,761
Etsy, Inc. (a)(b)	2,207	303,639
Expedia Group, Inc. (a)	2,975	340,043
Ford Motor Co.	21,219	286,669
Garmin Ltd. (b)	2,941	290,806
General Motors Co.	7,307	287,311
Genuine Parts Co.	1,532	257,100
Hasbro, Inc.	4,701	278,158
Hilton Worldwide Holdings, Inc.	2,052	297,725
Las Vegas Sands Corp. (a)(b)	5,912	348,808
Lennar Corp. - Class A (b)	3,165	324,096
LKQ Corp.	5,202	306,710
Lowe's Cos., Inc.	1,362	283,637
Marriott International, Inc.	1,716	298,893
McDonald's Corp.	1,031	275,689
MGM Resorts International	7,696	318,691
Mohawk Industries, Inc. (a)	2,810	337,369
Newell Brands, Inc.	20,811	332,144
NIKE, Inc. - Class B	2,522	321,126
Norwegian Cruise Line Holdings Ltd. (a)(b)	18,220	277,126
NVR, Inc. (a)	58	305,660
O'Reilly Automotive, Inc. (a)	336	266,230
Pool Corp. (b)	846	326,226
PulteGroup, Inc.	6,369	362,332
Ralph Lauren Corp.	2,606	322,753
Ross Stores, Inc.	2,436	287,911
Royal Caribbean Cruises Ltd. (a)(b)	4,978	323,271
Starbucks Corp.	2,752	300,353
Tapestry, Inc. (b)	7,856	357,998
Target Corp.	1,833	315,533
Tesla Motors, Inc. (a)	1,522	263,641
The Home Depot, Inc.	875	283,649
The TJX Cos., Inc.	3,583	293,304
Tractor Supply Co. (b)	1,279	291,599
Ulta Beauty, Inc. (a)	594	305,292
VF Corp.	9,693	299,901
Whirlpool Corp. (b)	1,950	303,401
Wynn Resorts Ltd. (a)	3,291	341,079
Yum! Brands, Inc.	2,188	285,556
		17,116,403
Industrials - 24.6%
3M Co.	1,736	199,779
A O Smith Corp.	3,792	256,718
Alaska Air Group, Inc. (a)	4,984	255,879
Allegion PLC	2,037	239,449
American Airlines Group, Inc. (a)	16,421	265,035
AMETEK, Inc.	1,595	231,147
Carrier Global Corp.	5,066	230,655
Caterpillar, Inc.	982	247,749
CH Robinson Worldwide, Inc. (b)	2,329	233,296
Cintas Corp.	496	220,095
Copart, Inc. (a)	3,481	231,869
CoStar Group, Inc. (a)	2,728	212,511
CSX Corp.	7,073	218,697
Cummins, Inc.	934	233,070
Deere & Co.	516	218,185
Delta Air Lines, Inc. (a)	6,544	255,870
Dover Corp. (b)	1,648	250,216
Eaton Corp. PLC	1,404	227,743
Emerson Electric Co.	2,357	212,649
Equifax, Inc.	1,120	248,864
Expeditors International of Washington, Inc.	2,066	223,438
Fastenal Co.	4,341	219,438
FedEx Corp.	1,289	249,886
Fortive Corp.	3,363	228,785
Generac Holdings, Inc. (a)	2,386	287,752
General Dynamics Corp.	924	215,347
General Electric Co.	3,497	281,439
Honeywell International, Inc.	1,054	219,738
Howmet Aerospace, Inc. (b)	5,868	238,769
Huntington Ingalls Industries, Inc.	958	211,277
IDEX Corp. (b)	948	227,217
Illinois Tool Works, Inc.	1,036	244,537
Ingersoll Rand, Inc.	4,254	238,224
Jacobs Solutions, Inc.	1,828	225,849
JB Hunt Trasport Services, Inc.	1,230	232,532
Johnson Controls International PLC	3,374	234,729
L3Harris Technologies, Inc.	1,036	222,554
Leidos Holdings, Inc.	2,076	205,192
Lockheed Martin Corp.	462	214,026
Masco Corp.	4,502	239,506
Nordson Corp.	953	231,865
Norfolk Southern Corp.	914	224,670
Northrop Grumman Corp.	419	187,729
Old Dominion Freight Line, Inc. (b)	759	252,929
Otis Worldwide Corp.	2,912	239,454
PACCAR, Inc.	2,193	239,717
Parker-Hannifin Corp. (b)	772	251,672
Pentair PLC (b)	4,935	273,300
Quanta Services, Inc. (b)	1,494	227,372
Raytheon Technologies Corp.	2,261	225,761
Republic Services, Inc.	1,639	204,580
Robert Half International, Inc. (b)	3,039	255,154
Rockwell Automation, Inc. (b)	840	236,905
Rollins, Inc.	5,916	215,342
Snap-On, Inc. (b)	958	238,283
Southwest Airlines Co.	5,848	209,183
Stanley Black & Decker, Inc. (b)	2,800	250,068
Textron, Inc.	3,102	225,981
The Boeing Co. (a)	1,235	263,055
Trane Technologies PLC	1,308	234,289
TransDigm Group, Inc. (b)	365	261,979
Union Pacific Corp.	1,050	214,400
United Airlines Holdings, Inc. (a)	5,158	252,536
United Parcel Service, Inc. - Class B	1,255	232,464
United Rentals, Inc. (a)	632	278,680
Verisk Analytics, Inc.	1,221	221,966
W.W. Grainger, Inc.	380	224,002
Waste Management, Inc.	1,328	205,481
Westinghouse Air Brake Technologies Corp.	2,217	230,147
Xylem, Inc. (b)	2,002	208,228
		16,366,903
Information Technology - 24.5%
Accenture PLC - Class A	735	205,102
Adobe, Inc. (a)	618	228,870
Advanced Micro Devices, Inc. (a)(b)	2,961	222,519
Akamai Technologies, Inc. (a)	2,324	206,720
Amphenol Corp.	2,587	206,365
Analog Devices, Inc.	1,211	207,650
ANSYS, Inc. (a)	822	218,948
Apple, Inc.	1,430	206,335
Applied Materials, Inc.	1,891	210,828
Arista Networks, Inc. (a)	1,590	200,372
Autodesk, Inc. (a)	1,012	217,742
Automatic Data Processing, Inc.	788	177,938
Broadcom, Inc.	375	219,379
Broadridge Financial Solutions, Inc.	1,435	215,767
Cadence Design System, Inc. (a)	1,225	223,967
CDW Corp.	1,099	215,437
Ceridian HCM Holding, Inc. (a)	3,136	226,670
Cisco Systems, Inc.	4,196	204,219
Cognizant Technology Solutions Corp.	3,490	232,957
Corning, Inc.	6,335	219,254
DXC Technology Co. (a)	7,968	228,921
Enphase Energy, Inc. (a)	632	139,912
EPAM Systems, Inc. (a)	594	197,594
F5, Inc. (a)	1,332	196,683
Fidelity National Information Services, Inc.	2,898	217,466
First Solar, Inc. (a)	1,307	232,123
Fiserv, Inc. (a)	2,008	214,213
FleetCor Technologies, Inc. (a)	1,114	232,614
Fortinet, Inc. (a)	3,982	208,418
Gartner, Inc. (a)	594	200,855
Gen Digital, Inc.	9,382	215,880
Global Payments, Inc.	2,076	234,007
Hewlett Packard Enterprise Co.	12,596	203,173
HP, Inc. (b)	7,165	208,788
Intel Corp.	7,200	203,472
International Business Machines Corp. (b)	1,386	186,736
Intuit, Inc.	505	213,448
Jack Henry & Associates, Inc.	1,115	200,800
Juniper Networks, Inc.	6,286	203,038
Keysight Technologies, Inc. (a)	1,123	201,410
KLA Corp.	521	204,482
Lam Research Corp.	452	226,045
MasterCard, Inc. - Class A	584	216,430
Microchip Technology, Inc.	2,680	208,022
Micron Technology, Inc.	3,714	223,954
Microsoft Corp.	806	199,735
Monolithic Power Systems, Inc.	530	226,077
Motorola Solutions, Inc.	769	197,641
NetApp, Inc.	3,160	209,287
NVIDIA Corp.	1,196	233,663
NXP Semiconductors NV	1,196	220,435
ON Semiconductor Corp. (a)	2,975	218,514
Oracle Corp.	2,548	225,396
Paychex, Inc.	1,682	194,877
Paycom Software, Inc. (a)	647	209,589
PayPal Holdings, Inc. (a)	2,766	225,401
PTC, Inc. (a)	1,682	226,868
Qorvo, Inc. (a)	2,086	226,665
QUALCOMM, Inc.	1,712	228,056
Roper Technologies, Inc.	467	199,292
salesforce.com, Inc. (a)	1,551	260,521
Seagate Technology Holdings PLC	3,753	254,378
ServiceNow, Inc. (a)(b)	515	234,392
Skyworks Solutions, Inc. (b)	2,136	234,255
SolarEdge Technologies, Inc. (a)(b)	647	206,477
Synopsys, Inc. (a)	628	222,155
TE Connectivity Ltd.	1,658	210,815
Teledyne Technologies, Inc. (a)	506	214,676
Teradyne, Inc. (b)	2,198	223,537
Texas Instruments, Inc.	1,172	207,690
Trimble, Inc. (a)	3,514	204,023
Tyler Technologies, Inc. (a)(b)	628	202,700
VeriSign, Inc. (a)	1,025	223,501
Visa, Inc. - Class A (b)	978	225,145
Western Digital Corp. (a)	5,693	250,207
Zebra Technologies Corp. (a)(b)	812	256,738
		16,358,229
Materials - 25.1%
Air Products & Chemicals, Inc.	1,718	550,636
Albemarle Corp.	2,131	599,770
Amcor PLC	43,659	526,528
Avery Dennison Corp.	3,040	575,898
Ball Corp. (b)	10,085	587,350
Celanese Corp.	5,278	650,250
CF Industries Holdings, Inc.	5,472	463,478
Corteva, Inc.	8,574	552,594
Dow, Inc.	10,760	638,606
DuPont de Nemours, Inc. (b)	7,842	579,916
Eastman Chemical Co.	6,342	559,174
Ecolab, Inc.	3,593	556,304
FMC Corp.	4,268	568,199
Freeport-McMoRan, Inc.	13,997	624,546
International Flavors & Fragrances, Inc.	5,035	566,236
International Paper Co.	14,969	626,004
Linde PLC (b)	1,627	538,439
LyondellBasell Industries NV	6,630	641,055
Martin Marietta Materials, Inc.	1,515	544,855
Mosaic Co.	11,536	571,493
Newmont Goldcorp Corp.	11,639	616,052
Nucor Corp.	3,671	620,472
Packaging Corp. of America	3,998	570,515
PPG Industries, Inc.	4,142	539,868
Sealed Air Corp.	10,634	582,318
Steel Dynamics, Inc.	5,155	621,899
The Sherwin-Williams Co.	2,137	505,593
Vulcan Materials Co.	2,962	543,023
Westrock Co.	15,052	590,641
		16,711,712
TOTAL COMMON STOCKS (Cost $59,812,281)		66,553,247

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 3.300% (c)	$49,137	49,137
TOTAL SHORT-TERM INVESTMENTS (Cost $49,137)		49,137

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	9,257,409	9,257,409
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,257,409)		9,257,409

Total Investments (Cost $69,118,827) - 113.9%		75,859,793
Liabilities in Excess of Other Assets - (13.9)%		(9,263,625)
TOTAL NET ASSETS - 100.0%		$66,596,168

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $9,263,856 or 13.9% of net assets.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 66,553,247	$ -	$ -	$ -	$ 66,553,247
Short-Term Investments	49,137	-	-	-	49,137
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,257,409	9,257,409
Total Investments in Securities	$ 66,602,384	$ -	$ -	$ 9,257,409	$ 75,859,793

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.